October 12, 2007
VIA FEDERAL EXPRESS
AND ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Mail Stop 7010
100 F Street NE
Washington, D.C. 20549-7010
Attention: Sean Donahue, Esq.

Re:	Pacific Asia Petroleum, Inc.
Registration Statement on Form 10-SB
Filed on August 16, 2007
File No. 000-52770

Ladies and Gentlemen:
     On behalf of Pacific Asia Petroleum, Inc., a Delaware corporation (the “Company”), we have enclosed for filing under the Securities Exchange Act of 1934, Amendment No. 1 to the Registration Statement on Form 10-SB (“Form 10-SB”), including exhibits thereto, that was initially filed with the Securities and Exchange Commission (the “Commission”) on August 16, 2007. We have supplementally enclosed a copy of Amendment No. 1 that has been marked to show the changes that have been made to the Form 10-SB as initially filed.
     By its letter dated September 16, 2007, the staff of the Commission (the “Staff”) provided the Company with comments on the Form 10-SB. We have set forth below the responses of the Company to the Staff’s comments. Our responses are numbered in a manner that corresponds with the Staff’s comments set forth in its letter.
General
1.	Provide complete responses and, where disclosure has changed, indicate precisely where in the marked version of the amendment you file we will find your responsive changes. Similarly, to minimize the likelihood that we will reissue comments, please make corresponding changes where applicable throughout your document. For example, we might comment on one section or example, but our silence on similar or related disclosure elsewhere in the document does not relieve you of the need to make appropriate revisions elsewhere as appropriate.

Securities and Exchange Commission
October 12, 2007

COMPANY RESPONSE

The Company has endeavored to provide complete responses and, where disclosure has changed, to indicate precisely where in the marked version of the Form 10-SB the Staff will find the Company’s responsive changes. The Company has also endeavored to make corresponding changes where applicable throughout the Form 10-SB.

2.	The Form 10-SB registration statement will become automatically effective 60 days from the date you filed it with the Commission. See Section 12(g)(l) of the Securities Exchange Act of 1934. Upon effectiveness, you will become subject to the reporting requirements of the Exchange Act. Because this is a voluntary filing, you may withdraw the filing so that it does not become effective in a deficient form. You may contact us if you need to discuss this alternative.

COMPANY RESPONSE

The Company acknowledges that the Form 10-SB will become automatically effective 60 days from the date of filing with the Commission on August 16, 2007, and that upon effectiveness, the Company will become subject to the reporting requirements of the Securities Exchange Act of 1934.

3.	Update all disclosure throughout the document to provide current information. For example, provide the status of all material pending acquisitions. We also note references at page 8 to a study from 20 months ago which includes estimates for 2006.

COMPANY RESPONSE

The Company has endeavored to update disclosures throughout the Form 10-SB, as applicable, to provide current information. The Company has also removed the reference at page 8 (original version) to a study from 20 months ago which includes estimates for 2006, and replaced this language with a more recent forecast from Deutsche Bank (included in Exhibit I attached hereto).

4.	Make clear the status of your current business and plan of operations. For example, revise to clarify your statement at page 8 that you are “engaged, and plan[] to engage, in” a number of different businesses. Also eliminate the excessive emphasis on the business conducted by third parties with whom you may or may not do business. For example, at page 10, you state that you are “currently negotiating an onshore oil production venture with MI Energy, a private oil and gas company in China that is currently producing more than $300 million in onshore China production.”

Securities and Exchange Commission
October 12, 2007

COMPANY RESPONSE

The Company has endeavored to revise the Form 10-SB throughout to make clear the status of its current business and plan of operations, including revising the statement at page 8 (original version) that it is “engaged, and plan to engage, in” a number of different businesses,” and eliminating excessive emphasis on the business conducted by third parties with whom we may or may not do business (including MI Energy).

5.	Eliminate any suggestion that the reader must refer to other filings you make with the Commission, as you are not permitted to incorporate by reference that information in this context. For example, at page 2 you state that potential risks and uncertainties include “other risk factors detailed herein and in other of the Company’s reports hereafter filed” with the Commission.

COMPANY RESPONSE

The reference at page 2 to “other risk factors detailed herein and in other of the Company’s reports hereafter filed” with the Commission has been revised to remove the reference to other reports. No other such references to other filings or reports were made in the Form 10-SB.

6.	Provide us with supplemental copies of all documents and articles to which you refer, including the “various articles” you cite at page 6, highlighted to facilitate our review of the referenced portions.

COMPANY RESPONSE

The Company is providing the Staff with supplemental copies of all such documents and articles, appropriately highlighted, as cross-referenced on Exhibit I attached hereto.

7.	Your disclosure must be balanced and in proper context. Also, where you make subjective claims, provide us with objective supplemental support. Similarly, provide us with highlighted versions of all third party materials you use to support your claims. Include a detailed response to this comment which makes clear where each pertinent assertion, such as the examples we include in this comment, finds support in the supplemental materials you provide. The following are among the assertions that require support and are examples only. Please provide third party support for all such assertions, or revise the disclosure accordingly. We may have additional comments.
•	“The Chinese government would like to expand gas use significantly, and the National Development and Reform Commission has set a goal of increasing gas’s share of the market to 8%.” (Page 6).

Securities and Exchange Commission
October 12, 2007

•	“[Our] management team is uniquely equipped to take advantage of the opportunities that exist in China today.” (page 7).

•	The contents of the feasibility study you cite at page 9.

•	Proposed projects (page 11) “would complement our strategy of including early production, low risk opportunities in a balanced portfolio.” Clarify and support the assertions regarding “low risk” and “balanced portfolio.”

•	The company’s alleged strengths (page 11), which “include its ability to move quickly, its knowledge and access to significant energy executives and energy project deal-flow in the Asian marketplace, its ability to capitalize on relatively small opportunities which are bypassed by its large competitors, its ability to focus on economically efficient operations that may yield the best returns, and its experience in developing enhanced oil recovery projects — a problem that is plaguing the China energy industry.” Support each element of this assertion.

•	Your “management team is uniquely qualified to identify, acquire and exploit energy resources throughout Asia and the Pacific Rim countries.” (Page 28).
COMPANY RESPONSE

The Company has endeavored to provide more balanced disclosure, and to provide the Staff with objective supplemental support for its subjective claims (or to revise the disclosure accordingly). Attached as Exhibit I to this letter is a list of all such claims and a cross-reference to the supporting materials being provided (the applicable portions of which have been highlighted).
Description of Business, page 2
General, page 2
8.	Ensure that you disclose at an appropriate place all material terms of each material agreement, such as the terms of your oil well contract with Chifeng Zhongtong Oil and Natural Gas Co., Ltd. Also make clear the arrangements you have with all third parties you mention, including with Beijing Jinrun Honda, which appears in the corporate structure diagram at page 4.

COMPANY RESPONSE

The Company has endeavored to disclose all material terms of each material agreement where appropriate in the Form 10-SB, including descriptions of all material agreements

Securities and Exchange Commission
October 12, 2007

included in the exhibits to the Form 10-SB. The Beijing Jinrun Honda JV articles of association and joint venture contract are also attached as new Exhibits 10.21 and 10.22 to the Form 10-SB, and their material terms are disclosed under Part I, Item 1, “Subsidiaries and Joint Ventures.”

9.	You refer throughout your document to properties or interests that you may or may not acquire in the future. For example, you state that you are “negotiating the terms of a production sharing contract as well as preliminary documentation regarding the acquisition of several other prospective CBM and other gas opportunities in the Shanxi Province in which significant reserves of gas have been discovered.” It is inappropriate to describe properties in which you do not have an interest at the present time. Please revise the document accordingly.

COMPANY RESPONSE

The Company has removed references throughout the Form 10-SB to properties or interests that it may or may not acquire in the future, including references to production sharing contracts and preliminary documentation that the Company is currently negotiating regarding the potential acquisition of several other prospective CBM and other gas opportunities in the Shanxi Province. References to prospective ventures with MI Energy have also been removed.

10.	It is also unclear from the referenced language whether there are proved reserves on the properties in question. You only may disclose proved reserves. Please revise.

COMPANY RESPONSE

The Company has removed references to unproven reserves throughout the Form 10-SB.

11.	In that regard, we note the reference to the report by an “independent Chinese oil consultant” that you cite at page 9 as containing a number of conclusions, including “a very high potential for oil resources. The consultant estimates there is a total oil generating potential accumulation of 15.6 million tons (sic) with excellent geological conditions for petroleum.” Similarly, you indicate at pages 9-10 that “While no reserves have been confirmed in our contract area, it is adjacent to areas that have significant gas discoveries. [We believe] this opportunity has high potential.” You claim at page 10 that other projects you are negotiating “could offer to the Company the opportunity to exploit significant discovered gas reserves and resources, estimated by the Chinese government’s national CBM company to be in excess of 1 trillion cubic feet of gas.” Revise your document to eliminate inappropriate references to other than proved reserves and to ensure that your disclosure is balanced. We may have additional comments.

Securities and Exchange Commission
October 12, 2007

COMPANY RESPONSE

The Company has endeavored to revise the document to eliminate inappropriate references to other than proved reserves and to ensure that its disclosure is balanced.
Subsidiaries and Joint Ventures, page 4
12.	We note you disclose that, in the third calendar quarter of 2006, you commenced operational activities in China and successfully drilled your first well in Inner Mongolia, which is currently producing under an exploration and development license issued by the relevant Chinese authorities. However, you state that you have not recognized any revenue and related depletion expense to date, due to uncertainty of realization of the revenue until a permanent production license is obtained.

Please expand your disclosure about the oil being produced, including, but not limited to, quantity produced, quantity sold, amount of cash and revenue generated, who is accounting for the activities of the producing well, what your share of revenue and expense will be, and whether you will be entitled to retroactively recover and recognize your share of revenue and expense, once a permanent production license is obtained. Make similar revisions throughout your document where this is discussed, including page 9 and Note 1 on page 57.

COMPANY RESPONSE

The Company has revised its disclosures throughout the Form 10-SB regarding the operational activities related to the first well drilled by Chifeng Zhongtong Oil and Natural Gas Co. (“CHIFENG”) to not only disclose all material terms of the agreement entered into with CHIFENG, but to expand the disclosure of oil being produced, including quantity produced, quantity sold, amount of cash and revenue generated, who is accounting for the activities of the producing well, Company revenue and expense share, and entitlement to retroactive recovery and recognition of revenue and expense once a permanent license is obtained, as follows:
“In August 2006, the Company and CHIFENG entered into a Contract for Cooperation and Joint Development (“CHIFENG Agreement”), setting forth the terms and conditions for carrying out work and exploiting the development acreage in the ShaoGen Contract Area owned by CHIFENG (the “Development Area”). Under the CHIFENG Agreement:
•	CHIFENG is responsible for selecting well locations in consultation with the Company;

Securities and Exchange Commission
October 12, 2007

•	CHIFENG has overall authority, responsibility and management over the Development Area and all operations in the field;

•	CHIFENG is responsible for drilling successive wells until there is a completed successful well (defined as a well having produced at a minimum average rate of 2-3 tons/day of crude oil over the first 60-day period, with the Company owning 100% of the oil produced within such 60-day period);

•	The Company will be required to pay to CHIFENG the following: (a) 50% of the cost to drill the initial well (1,500,000 RMB, or approximately US$200,000) as a deposit, and the same amount for the next two wells after each successful well has been drilled; (b) 1,500,000 RMB for each successful well; and (c) 5% royalty/management fee from the gross production of crude oil, which shall be taken “in kind” by CHIFENG;

•	The balance of oil production will be owned by the Company. The Company is obligated to sell the balance of the oil produced to CHIFENG, but CHIFENG is not obligated to pay the Company for such oil until the oil is resold by CHIFENG;

•	The funds paid by the Company to CHIFENG under the CHIFENG Agreement shall be the total cost to be paid to CHIFENG for carrying out the drilling and other operations for a period of 20 years;

•	The Company will continue to receive the revenues from the production of such wells for a term of 20 years from the date that each well is determined to be successful; and

•	CHIFENG is responsible for all health and safety matters, and for obtaining insurance covering personnel and equipment.
Pursuant to the CHIFENG Agreement, drilling operations commenced, and the first well drilled discovered oil and has been completed as a producing well. CHIFENG has applied for a comprehensive long term production license from the Chinese government (“Production License”), and the Company has been informed by CHIFENG that it expects the Production License to be issued by the end of 2007. If this Production License is not issued, the opportunities to drill additional long-term production wells under the contract, including future production from this first well, will be at risk. The first well was drilled by CHIFENG on behalf of the Company and pursuant to its contract with CHIFENG. CHIFENG has accounted for our share of the production revenue in the form of a credit, which

Securities and Exchange Commission
October 12, 2007

will be allocated to the Company retroactively when and if the Production License is issued. The well commenced production in October of 2006 and production operations from the well were suspended in June of 2007, and is planned to resume when and if the Production License is received. To date, the total production from the well has been approximately 320 tons of crude oil (all of which has been sold) and total producing revenues credited to the Company (after costs and royalties) were approximately $135,000.
Geophysical Services and Development Opportunities, page 10
13.	We note that there are differences between the Chinese and English versions of the SINOGEO Agreement. Explain why there are differences, and disclose any potential impact that could result from the differences. Ensure and confirm to us that all translations you file of documents drafted in Chinese accurately and precisely reflect the content of the original version. We may have additional comments.

COMPANY RESPONSE

The Company believes that, to the extent that there are any inconsistencies between the Chinese and English versions of the SINOGEO Agreement, the Chinese version will prevail. The Company does not believe that the differences will have any material effect on the Company. In any event, the Company has removed the disclosure relating to the Company’s exclusive participation rights. The Company has endeavored to ensure, and to the best of its knowledge believes, that all translations filed of documents drafted in Chinese accurately and precisely reflect the context of the original versions.
Risk Factors, pages 13-27
14.	Eliminate language that mitigates the risk you address, including clauses that begin “Although” or “While.” Similarly, rather than stating that you “cannot assure” or “give assurances” regarding a particular outcome, revise to state the risk plainly and directly.

COMPANY RESPONSE

The Company has endeavored to remove language throughout the risk factors that mitigates the risks addressed, including clauses that being “Although” or “While,” and to revise the risk factors where appropriate to state the risks plainly and directly, without stating that the Company “cannot assure” or “give assurances” regarding a particular outcome.

15.	Ensure that each caption precisely discusses the risk described in the text of the risk factor as well as the potential harm. For example, revise the second risk factor caption to

Securities and Exchange Commission
October 12, 2007

identify more precisely the risk and potential harm. Similarly revise the risk factor caption regarding hedging risks at page 20.

COMPANY RESPONSE

The Company has endeavored to revise the risk factor captions, as necessary, to more precisely discuss the risk described in the text of the risk factor as well as the potential harm.

16.	The risk factor “[t]he market price of our stock may be adversely affected by market volatility” applies to any oil and gas exploration company. Make clear how each cited risk factor applies to your business in particular.

COMPANY RESPONSE

The Company has endeavored to revise the risk factors, as necessary, to clarify how each cited risk factor applies to the Company’s business in particular, including, for example, the risk factor previously captioned “[t]he market price of our stock may be adversely affected by market volatility.”

17.	We note your assertions regarding 2009 “positive net income” and remind you of the Commission’s policy regarding projections, as set forth at Item 10(d) of Regulation S-B.

COMPANY RESPONSE

The Company has removed the assertion regarding 2009 “positive net income.”
Plan of Operation, page 27
18.	You state that several members of your management team “developed and ran what we believe were some of the most successful energy ventures that were commercialized at Texaco.” If you retain this assertion, provide us with supplemental support for it, and explain clearly the basis for this characterization. Similarly support your assertion at page 10 that on your “team [are] some of the world’s premier CBM experts.” We may have additional comments.

Securities and Exchange Commission
October 12, 2007

COMPANY RESPONSE

The Company has revised the statement that several members of the Company’s management team “developed and ran what we believe were some of the most successful energy ventures that were commercialized at Texaco,” and likewise revised the assertion that the Company’s team includes “some of the world’s premier CBM experts.”
Liquidity and Capital Resources, pages 28-29
19.	Provide a more detailed discussion of liquidity and capital resources. See Section IV of Release No. 33-8350, http://www.sec.gov/rules/interp/33-8350.hm. See also Section IIA1 of Release No. 33-8056, http://www.sec.gov/rules/other/33-8056.htm; Section IIIC of Release No. 33-6835, http://www.sec.gov/niles/interp/33-6835.htm.

COMPANY RESPONSE

The Company has provided a more detailed discussion of liquidity and capital resources.

20.	Given the composition of your assets, including more than $15,000,000 in marketable securities, advise us whether you have considered the potential applicability of the Investment Company Act.

COMPANY RESPONSE

The Company has considered the potential applicability to it of the Investment Company Act of 1940, as amended (the “1940 Act”), and respectfully submits to the Staff that it is not an investment company as defined in the 1940 Act, nor has it ever been the intention of the Company to function as an investment company.

Section 3(b) of the 1940 Act provides, in part, that “... none of the following persons is an investment company within the meaning of this Act: (1) Any issuer primarily engaged, directly or through a wholly owned subsidiary or subsidiaries, in a business or businesses other than that of investing, reinvesting, owning, holding, or trading in securities.” The Company is not an investment company because it is primarily engaged in a business other than that of investing, reinvesting, owning, holding, or trading in securities. The Company’s predecessors were formed in 2005 and 2006 to develop new energy operating ventures. The limited liability company operating agreement of IMPCO (a predecessor to the Company) specifically stated that the purpose of IMPCO is “operating the business of oil and gas exploration, development and production in developing and producing oil opportunities in the PRC, in Asia or in other Pacific Rim countries...”

In December 2006, pursuant to a series of mergers, the Company’s predecessors merged into Pacific Asia Petroleum, Inc. (a then shell company). On or around that time, the

Securities and Exchange Commission
October 12, 2007

Company’s predecessors raised a total of approximately $22.0 million in capital to enable the Company to commence the execution of its business plan. As stated in the offering memorandum used in connection with these financings, the use of the proceeds were to be “...primarily for pursuing ventures involving existing operations in Inner Mongolia, and additional opportunities involving coal bed methane, crude oil trading, enhanced oil and natural gas recovery ventures and oil refining....The amounts and timing of expenditures under the [Company’s] business plan will depend on numerous factors, including the federal, state and local permitting and licensing process, the schedules of [the Company’s] contractors, the delivery of goods and equipment by its suppliers and various other considerations, including the successful completion of all the requisite agreements typically associated with similar oil and gas ventures around the world” (emphasis added). Although the funds raised were invested by the Company in marketable securities, the clear purpose for this investment was to preserve the Company’s assets pending its ability to deploy its cash to begin operating its business.

Even if the Company is deemed to be an inadvertent, transient investment company, Rule 3a-2 of the 1940 Act provides that inadvertent or transient investment companies will not be treated as investment companies subject to the provisions of the Investment Company Act provided the issuer has the requisite intent to be engaged in a non-investment business, evidenced by the issuer’s business activities and an appropriate resolution of the issuer’s board of directors, within certain specified periods of time. The Staff has indicated in numerous no-action letters that it would not recommend enforcement action if companies genuinely in the process of transition did not register under and comply with the other provisions of the Investment Company Act. Furthermore, the Staff has stated that Rule 3a-2 is a safe harbor and a failure to comply with the Rule does not necessarily indicate a need to register. See, e.g., MISSOURI RIVER GOLD AND GEM CORP., SEC No-Action Letter (May 30, 1986). Here, although no specific resolution of the Company’s Board of Directors was adopted at the time of the investment (as contemplated by Rule 3a-2(a)(2)), the Company believes that it complied with the spirit behind the Rule. See MEDIDENTIC MORTGAGE INVESTORS, SEC No-Action Letter (May 23, 1984); SEE ALSO MPX INVESTMENTS, INC., SEC No-Action Letter (December 12, 1983). In MEDIDENTIC, the Commission stated that generally, it would not recommend the Commission take enforcement action against a company for not registering under the Investment Company Act when, following receipt of the proceeds of a securities offering which are to be invested in a business other than that of investing in securities, it temporarily invests such proceeds in order to preserve their value pending their investment in a non-investment business, provided that the company intends to engage primarily in a non-investment business. Here, as in MEDIDENTIC (and MPX INVESTMENTS), the Company invested its liquid assets in marketable securities as a means of conserving the Company’s assets pending execution of the Company’s business strategy.

Securities and Exchange Commission
October 12, 2007

Moreover, the Company has at all times since its formation possessed the requisite intent to be engaged in a non-investment company business. There are five factors generally considered in determining whether or not an issuer is engaged primarily in a business which classifies it as an investment company. Such factors are: (i) the issuer’s historical development; (ii) the issuer’s public representations of policy; (iii) the activities of the issuer’s officers and directors; (iv) the nature of the issuer’s assets; and (v) the sources of the issuer’s income. See VERDE VENTURES INC., SEC No-Action Letter (April 27, 1988) (quoting Moses v. Black, (S.D. NY 1981) and Tonopah Mining Co. of Nevada, 26 SEC 426 (1947)).

As described above, the Company was formed as a result of the merger of its predecessor companies, which predecessors were clearly formed to engage in oil and gas activities. The Company disclosed this intent in the offering document for its private placement, as well as in the Form 10-SB. As also disclosed in the Form 10-SB, all of the Company’s executive officers have extensive experience in oil and exploration, development and production, and such officers are actively pursing the development of new energy projects. In accordance with the foregoing, the Company is engaged primarily in a non-investment business.

It is clear that a company that fits the technical definition of an investment company is, nevertheless, not subject to the registration and other provisions of the 1940 Act if such company’s status as a technical investment company is only temporary while the company becomes, or regains its status as, an operating company. See VERDE VENTURES. Rule 3a-2 provides a transition period of twelve months for such a “transient investment company.” The Company believes that the disclosures in the Form 10 SB clearly evidence the intent of the Company in this regard.

In accordance with the foregoing, the Company’s anomalous investment in marketable securities should be viewed as temporary. Even if the Company is not deemed to qualify for the safe harbor under Rule 3a-2, the Company strongly believes that it has followed the spirit of the Rule by possessing an intent to establish itself as an operating entity. Accordingly, the Company should not be subject to the provisions of the Investment Company Act of 1940.
Results of Operations, page 30
21.	Please revise to provide the reader with your perspective of the business and its results of operations. In this regard, the discussion under this heading should not merely recite financial statements in narrative form. Refer to Release No. 33-8350 at Section III.A.

Securities and Exchange Commission
October 12, 2007

COMPANY RESPONSE

The Company has revised the Results of Operations to provide the reader with the Company’s perspective of the business and its results of operations.
Description of Properties, page 33
22.	Provide updated disclosure that includes all your material property interests.

COMPANY RESPONSE

All of the Company’s material property interests have been disclosed; there have been no changes thereto since the original filing date of the Form 10-SB.
Directors and Executive Officers, page 35
23.	Eliminate all gaps or ambiguities with regard to time in the five year business sketch for Mr. Tseng that Item 401 of Regulation S-B requires.

COMPANY RESPONSE

Mr. Tseng’s biography has been revised to remove all gaps and ambiguities with regard to time in his five-year business sketch.
Executive Compensation, pages 39-42
Summary of Compensation Table, pages 39-40
24.	We note the reference to consulting services in footnotes nine, ten, and eleven to the Summary Compensation Table. Please provide more detailed disclosure in these footnotes pursuant to Item 402(c)(7) of Regulation S-B.

COMPANY RESPONSE

The consulting services footnotes nine, ten and eleven to the Summary Compensation Table have been revised to provide more detailed disclosure regarding the applicable consulting agreements entered by each person pursuant to which each person received consulting service fees, including the entry dates of each consulting agreement, the term of each consulting agreement, and the specific services provided by each person under their respective consulting agreements.
Stock Option Plan, pages 41-42

Securities and Exchange Commission
October 12, 2007

25.	Please disclose information regarding the directors’ rights to alter the plan without stockholder approval if there is a threatened or pending event that would result in a change in control. See Exhibit 10.1, Section 14(e), at pages 14-15.

COMPANY RESPONSE

The description of the Stock Option Plan has been revised to disclose information regarding the directors’ rights to alter the plan without stockholder approval if there is a threatened or pending event that would result in a change of control.
Employment Contracts, page 42
26.	Make clear whether and how the CEO participates in the executive compensation process. Also clarify how the bonus levels for Messrs. Ingriselli and Groth were determined by the board based on “his performance.” We may have additional comments.

COMPANY RESPONSE

The Employment Contracts disclosure has been revised to clarify the Chief Executive Officer’s role in the executive compensation process, as well as how the bonus levels of Messrs. Ingriselli and Groth were determined by the board based on “performance.” Because the Company does not currently have a compensation committee and the Chief Executive Officer, Mr. Ingriselli, is a member of the Company’s Board of Directors, Mr. Ingriselli participates in the executive compensation process, although he recuses himself to the extent possible in participating in the determination of compensation issues related to himself.

27.	Please describe the executives’ eligibility for long-term incentive compensation. See Exhibit 10.11, Section 4(b), at page 2 & Exhibit 10.12, Section 4(b), at pages 1-2.

COMPANY RESPONSE

The disclosures regarding Messrs. Ingriselli and Groth’s employment contracts have been revised to include a description of their eligibility for long-term incentive compensation as set forth in their employment agreements.

28.	Please describe the equity options that were granted to the executives at the commencement of their employment contracts including information about the number of options, the vesting of the options, and the acceleration rights of the options. See Exhibit 10.11, Section 4(c), at page 2 & Exhibit 10. 12, Section 4(c), at page 2.

Securities and Exchange Commission
October 12, 2007

COMPANY RESPONSE

The disclosures regarding Messrs. Ingriselli and Groth’s employment contracts have been amended to include a description of the equity options that were granted to each of them pursuant to their employment agreements at the commencement of their employment, including information about the number of options, the vesting of the options, and the acceleration rights of the options.

29.	We note that you disclose that the employment agreements prohibit the executives “from engaging in competitive activities during and following termination of their employment that would result in disclosure of the Company’s confidential information.” Please revise to include that these non-compete clauses are for a period of 24 months. See Exhibit 10.11. Section 6(c), at pages 7-8 & Exhibit 10.12, Section 6(c), at pages 7-8.

COMPANY RESPONSE

The disclosures regarding Messrs. Ingriselli and Groth’s employment contracts have been revised to include that their respective non-compete clauses in their employment agreements are for a period of 24 months.

In addition, in response to Comment 8, additional disclosure regarding the material terms of the consulting agreements entered into by the Company with each of Christopher Sherwood and Dr. Y. M. Shum has been added.
Registration Rights, page 45
30.	Update to eliminate the bracketed reference to the number of applicable registration statements. Also update the disclosure under Market Information to provide the price as of the date you file the amended Form 10-SB.

COMPANY RESPONSE

The Registration Rights section has been revised to eliminate the brackets surrounding the number of applicable registration statements.

In addition, in response to Comment 8, additional disclosure regarding the material terms of the registration rights agreements has been provided.

Furthermore, the disclosures under Market Information have been updated to a date within two days of the filing date of the amended Form 10-SB.
Equity Compensation Plan Information, pages 47-48

Securities and Exchange Commission
October 12, 2007

31.	Provide tabular headings consistent with the requirements of Item 201(d) of Regulation S-B.

COMPANY RESPONSE

The tabular headings and content of the Equity Compensation Plan Information table have been revised to be consistent with the requirements of Item 201(d) of Regulation S-B.
Indemnification of Directors and Officers, pages 50-51
32.	We note that you state “[t]he Company’s Bylaws also provide that the Company has the power to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Delaware law.” See Form 10-SB, Part II, Item 5, at page 50. However, in your company bylaws you state that “[t]o the fullest extent permitted by law, the Corporation shall indemnify and hold harmless any person who.. . is or was a Director or officer of the Corporation.” See Exhibit 3.2, Article V, page 13 (emphasis added). You also state in your indemnification agreement that [t]he Certificate of Incorporation and Bylaws of the Company require the Company to indemnify and advance expenses to its directors and officers to the fullest extent permitted under Delaware law.” See Exhibit 10.4, Recital D, page 1 (emphasis added). Please revise to provide accurate and consistent disclosure.

COMPANY RESPONSE

The Indemnification of Directors and Officers disclosure has been revised to provide accurate and consistent disclosure by amending the disclosure to be consistent with the terms of the Company’s Bylaws, Certificate of Incorporation and form indemnification agreement. The description of the Company’s form indemnification agreement has also been revised to accurately reflect the provisions thereof.
Financial Statements, page 51
33.	We note that you included unaudited interim financial statements for the six-month periods ended June 30, 2007 and 2006 in your filing. Please amend your filing to also include interim financial statements for the three-month periods ended June 30, 2007 and 2006, to comply with the requirements of Item 310(g) of Regulation S-B.

COMPANY RESPONSE

The Company has included interim financial statements for the three-month periods ended June 30, 2007 and 2006.

Securities and Exchange Commission
October 12, 2007

Condensed Statement of Stockholders’ Equity (Deficiency), page 55
34.	Please revise your statement to show the effects of exchanging shares in your reverse merger on a retroactive basis. Share activity of the accounting acquirer in a reverse merger should be recast using the ratio of shares issued by the legal acquirer in the reverse merger over shares of the accounting acquirer that were outstanding immediately prior to the exchange, similar to a stock split.

After recasting, all share activity immediately before the reverse merger transaction should sum to equal the number of shares issued by the accounting target. This should be followed by an entry showing the number of shares of the accounting target that were outstanding immediately before the event, along with the accounting target’s net assets or liabilities received by the accounting acquirer. Revise your disclosures in Note 2 on page 58, as necessary, to conform to the share amounts represented in your presentation. Additionally, revise or explain why your cost of the acquisition of $127,706 was charged to expense in 2007, as disclosed on page 58, instead of being charged directly to equity, as the net liabilities acquired.

You may refer to the guidance in Section 1.F of Division of Corporation Finance: Frequently Requested Accounting and Financial Reporting Interpretations and Guidance, located on our website at the following address:
http://www.sec.gov/divisions/corpfin/guidance/cfactfaq.htm#P116222074
Please note the reference on our website to guidance issued by the Emerging Issues Committee of the Canadian Institute of Chartered Accountants, which we believe is compatible with U.S. GAAP in this area, and is available in ETC 10.

Securities and Exchange Commission
October 12, 2007

COMPANY RESPONSE

The Company has revised the Condensed Consolidated Statement of Stockholders’ Equity (Deficiency) for the period from inception (August 25, 2005) to June 30, 2007 (unaudited) to show the effects of exchanging shares in the Mergers on a retroactive basis. Share activity of the accounting acquirer in the Mergers has been recast using the ratio of shares issued by the legal acquirer in the Mergers over shares of the accounting acquirer that were outstanding immediately prior to the exchange in the Mergers. After this recasting, all share activity immediately prior to the Mergers sum to equal the number of shares issued by the accounting target. An entry is also made showing the number of shares of the accounting target that were outstanding immediately prior the Mergers, along with the accounting target’s net assets or liabilities received by the accounting acquirer. No revision to the Company’s disclosures in Note 2 is necessary to conform to the share amounts represented in the Company’s presentation.

In addition, the Company revised its Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2007 and 2006, and for the period from inception (August 25, 2005) to June 30, 2007, to remove the $127,706 “Acquisition Costs” expense in 2007.
Note 2 — Merger and Recapitalization, page 57
35.	We note you disclose that the pro forma effects on consolidated results of operations, as if the acquisition had occurred at the beginning of 2007 or 2006, were not material. Please provide us with a schedule illustrating the separate and resulting combined financial statements (i.e., balance sheet, statement of operations and related adjustments) for PEA, IMPCO and ADS, in connection with your reverse merger transaction. Your schedule should have separate columns for each entity, for adjustments and eliminations, and for total amounts. Include any additional explanations necessary for us to understand your adjustments.

Securities and Exchange Commission
October 12, 2007

COMPANY RESPONSE

Attached supplementally as Exhibit II hereto, please find a schedule illustrating the separate and resulting combined “Merger adjustments to net loss — May 6, 2007” (immediately prior to the closing of the Mergers), with separate columns for each of Inner Mongolia Production Company, LLC (“IMPCO”), Advanced Drilling Services, LLC (“ADS”) and Pacific Asia Petroleum, Inc. (formerly “Pacific East Advisors, Inc.,” or “PEA”), as well as the consolidated entity post-Mergers (“PAPI”), and with separate columns for adjustments and eliminations (reverses), as well as for total amounts.

Attached supplementally as Exhibit III hereto, please find a schedule illustrating the separate and resulting combined “Merger entries — May 7, 2007” (immediately following the closing of the Mergers), with separate columns for each of IMPCO, ADS, PEA and PAPI, and with separate columns for adjustments and eliminations (“reclassifications”), as well as for total amounts.
Consolidated Statement of Operations, page 67
36.	Please re-label the 2005 columns of your statements to clarify that the amounts presented are for the period from inception (August 25, 2005) through December 31, 2005.

COMPANY RESPONSE

The columns have been re-labeled to clarify that the amounts presented are for the period from inception (August 25, 2005) through December 31, 2005.
       The Company acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the Form 10-SB, that the Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the fling, and that the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
       In addition to effecting the changes discussed above, the Company has made various other changes and has endeavored to update the information in the Form 10-SB.

Securities and Exchange Commission
October 12, 2007

       Please direct questions regarding this response letter to the undersigned at (510) 690-0065.

Yours truly, Pacific Asia Petroleum, Inc.
Per:	/s/ Clark R. Moore

Clark R. Moore
Corporate Counsel

Enclosures

Exhibit I
Part I
     Item 1. Description of Business
     General

Page	Assertion	Backup
3	China United Coalbed Methane Co., Ltd. (“CUCBM”) holds the exclusive rights to negotiate with foreign companies with respect to CBM production in China.	www.chinapage.com/energy/coal-bed-methane.html (see Exhibit 1 at page 4 of 5).

3	The Company believes that CBM is a focus area of the Chinese Government and an area in which China encourages foreign investment.	www.chinapage.com/energy/coal-bed-methane.html (see Exhibit 1 at page 4 of 5).

Market Overview

6	Because China’s economy is still less energy-efficient than the U.S. economy, requiring an estimated four times as many BTUs per $ of GDP, this growth is expected to continue to amplify the country’s increasing energy demand for some time.	www.EIA.DOE.gov/pub/international/ iealf/tablee1g.xls (see Exhibit 2 at pages 1 and 5).

4x estimate calculated based on year 2004 ratio of Chinese to U.S. total primary energy consumption per dollar of GDP (39,760 China / 9,336 U.S.).

6	According to the most recently available information from the CIA World Fact Book, China’s Gross Domestic Product has quadrupled from 1978 to 2000 and now stands as the second-largest economy in the world as measured by purchasing power parity.	www.CIA.gov, The World Fact Book, “China” (see Exhibit 3 at page 7 of 14).

Page	Assertion	Backup

6	China surpassed Japan in late 2003 to become the world’s second largest petroleum consumer.	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at page 2 of 8).

6	According to data from the U.S. Department of Energy, between 2000 and 2006, oil use in China grew by an aggregate of approximately 150%, and between 2004 and 2006 by an average of 7% per year.	www.EIA.DOE.gov/emeu/cabs/ topworldtables1_2.htm (see Exhibit 5).

2000 to 2006 increase calculated by dividing 2006 consumption figure (7,274) by 2000 consumption figure (4,797).

2004 to 2006 average annual increases determined by calculating the annual percentage increase of China’s oil consumption (in thousands of barrels per day) between 2004 (6,400) and 2005 (6,823), and 2005 (6,823) and 2006 (7,274).

6	In 2006, Chinese demand reached 7.3 million barrels per day, more than one-third the level in the United States.	www.EIA.DOE.gov/emeu/cabs/ topworldtables1_2.htm (see Exhibit 5).

6	At the time, domestic crude oil output in China has grown very slowly over the past five years, forcing imports to expand rapidly to meet demand.	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at page 2 of 8).

6	Since 2000, China’s oil imports have more than doubled, growing from 1.4 million barrels per day to 3.4 million barrels per day in 2006, when they accounted for nearly half of Chinese oil demand.	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at page 2 of 8).

www.EIA.DOE.gov/emeu/cabs/ topworldtables1_2.htm (see Exhibit 5).

2

Page	Assertion	Backup

6	According to testimony by Jeffrey Logan, Senior Energy Analyst and China Program Manager at the International Energy Agency, to the U.S. Senate Committee on Energy and Natural Resources on February 3, 2005, China has become an economic superpower with ever increasing needs for oil and gas. Mr. Logan testified that China now plays a key role in the supply and demand of many global commodity markets, including oil. If sustained at the present rate, Mr. Logan stated that China’s development will likely create the world’s largest economy, as measured in purchasing power parity, in about two or three decades. He indicated that while China’s historical growth was not dependent on energy, its growth was now very dependant on the development and growth of oil and gas, with every one percent increase in GDP causing energy demand to grow by over 1.5 percent.	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4).

3

Page	Assertion	Backup

6	Natural gas represents a particularly under-utilized energy source in China, supplying less than 3% of the country’s energy needs, compared with 22% for the United States and 23% globally.	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at page 5 of 8).

International Herald Tribune, “Cnooc shares climb on gas discovery,” June 15, 2006 (see Exhibit 6).

www.PhysOrg.com, “Diversified imports can help stabilize natural gas supplies, new study finds,” by Jesse Boyett Anderson (see Exhibit 7).

www.History.com, “Encyclopedia, Energy Supply, World” (see Exhibit at page 1 (other pages omitted)).

6	The Chinese government has indicated that it would like to expand gas use significantly, and the National Development and Reform Commission has set a goal of increasing gas’s share of the market to 8%.	www.seekingalpha.com, “Natural Gas Investors to Benefit From Global Ethanol Boom,” April 30, 2007 (see Exhibit 9 at page 4 of 5).

4

Page	Assertion	Backup

6	During the “Tenth Five-Year” (2001-2005) period, China planned to undertake a strategic reorganization in the oil industry by means of market liberalization, internalization, cost-effectiveness, scientific and technological breakthrough and sustainable development. Changes were made in the structures of oil reservation and exploration such as permitting more oil imports into the domestic market and allocating a greater percentage of oil and gas in non-renewable energy consumption. The reorganization was aimed at ensuring a smooth and sustainable oil supply, at low cost and meeting a goal for sound economic growth. The guiding principles of reform focused on developing the domestic market by expanding exploration efforts while practicing conservation and building oil reserves.	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at pages 2 through 4).

www.ChinaDaily.com.cn, “10th Five-Year Plan,” April 18, 2006 (see Exhibit 10).

5

Page	Assertion	Backup

These efforts focused on building key infrastructure for oil and gas transportation and storage by targeting the development of oil and gas pipelines to a target of 14,500 km in total length, building storage facilities for up to eight million cubic meters of oil (50 million barrels), and 1.14 billion cubic meters of gas (40 billion cubic feet). The share of oil and gas in non-renewable energy consumption was targeted for a 3-percentage increase by the end of 2005. In order to further technical development and innovation, substantial resources were devoted to oil and gas exploration.	www.ChinaDaily.com.cn, “10th Five-Year Plan,” April 18, 2006 (see Exhibit 10).

Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at pages 2 through 4).

6

Page	Assertion	Backup

6-7	Chinese policymakers and state-owned oil companies have embarked on a multi-pronged approach to improve oil security by diversifying suppliers, building strategic oil reserves, purchasing equity oil stakes abroad, and enacting new policies to lower demand.	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at page 2 of 8).

7	When it became a net oil importer in 1993, almost all of China’s crude imports came from Indonesia, Oman, and Yemen.	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at pages 2 through 3).

7	After diversifying global oil purchases over the past decade, Chinese crude imports now come from a much wider range of suppliers.	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at page 3 of 8).

7	By 2004, Saudi Arabia was China’s largest supplier, accounting for 14 percent of imports, with Oman, Angola, Iran, Russia, Vietnam, and Yemen together supplying another 60%, and the remainder coming from a long list of other suppliers.	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at page 3 of 8).

7

Page	Assertion	Backup

	The three major government-owned oil companies in China are (i) China Petroleum & Chemical Company, or “Sinopec,” (ii) China National Offshore Oil Corporation, or “CNOOC,” and (iii) PetroChina Company Limited, or “PetroChina” (also sometimes referred to as “China National Petroleum Corporation” or “CNPC,” which is the government company owning the majority of PetroChina).	Jeffrey Logan testimony on February 3, 2005 at the Energy Information Administration’s Annual Energy Outlook for 2005 Committee on Energy and Natural Resources” (see Exhibit 4 at pages 3 through 4).

7	In June 2007, Deutsche Bank raised its forecast for China’s Gross Domestic Product growth in 2007 to 10.7 percent from 10.0%. Deutsche Bank also estimated that investment growth would be 24.0% in 2007 and that industrial production would increase by 16.7% in 2007.	www.ChinaDaily.com.cn, “Deutsche Bank ups China GPD forecast to 10.7%,” June 22, 2007 (see Exhibit 11).

Principal Business Strategy

Chifeng Zhontong Oil and Natural Gas Co.

7	Inner Mongolia, China’s northern border autonomous region, features a long, narrow strip of land sloping from northeast to southwest.	www.china.org.cn, “Inner Mongolia,” October 11, 2007 (see Exhibit 13).

7	It stretches 2,400 km from west to east and 1,700 km from north to south. Inner Mongolia traverses between northeast, north, and northwest China.	www.china.org.cn, “Inner Mongolia,” October 11, 2007 (see Exhibit 13).

8

Page	Assertion	Backup

7-8	The third largest among China’s provinces, municipalities, and autonomous regions, the region covers an area of 1.18 million square km, or 12.3 percent of the country’s territory.	www.china.org.cn, “Inner Mongolia,” October 11, 2007 (see Exhibit 13).

8	It neighbors eight provinces and regions in its south, east and west and Mongolia and Russia in the north, with a borderline of 4,200 km.	www.china.org.cn, “Inner Mongolia,” October 11, 2007 (see Exhibit 13).

8	In July 2006, the Company’s management began discussions with CHIFENG and hired an independent Chinese oil consultant to conduct a feasibility study on the Company’s behalf.	“Feasibility Report: Geological Evaluation and Economical Analysis for Shaogen Project,” July 2006, by Zhao Jianliang (see Exhibit 12).

Coal Bed Methane and Tight Gas Sand Ventures

9	China United Coalbed Methane Co. (“CUCBM”) is the Chinese Government-designated company holding exclusive rights to negotiate with foreign companies with respect to CBM production.	www.chinapage.com/energy/coal-bed-methane.html (see Exhibit 1 at page 4 of 5).

9	Because of its energy contribution and perceived environmental benefits, CBM is a focus area of the Chinese Government and an area where China encourages foreign investment.	www.chinapage.com/energy/coal-bed-methane.html (see Exhibit 1 at page 4 of 5).

9

Page	Assertion	Backup

19-20	Following increasing pressure for China to change its currency policies, in 2005, the People’s Bank of China announced its decision to strengthen the exchange rate of the Chinese currency to the U.S. Dollar, revaluing the Chinese currency by 2.1% and to introduce a “managed floating exchange rate regime.”	www.CIA.gov, the World Fact Book, “China” (see Exhibit 3 at page 8 of 14).

	Unlike the United States, China has a civil law system based on written statutes in which judicial decisions have little precedential value.	www.CIA.gov, the World Fact Book, “China” (see Exhibit 3 at page 5 of 14).

10

Exhibit II
Pacific Asia Petroleum Inc. and Subsidiaries
(A development Stage Company)
Statement of Operations
Merger adjustments to net loss — May 6, 2007
(immediately prior to the closing of the Mergers)

						PAPI
	IMPCO					consolidated
	consolidated	ADS	PEA	Reverse	Reverse	2007
	2007	2007	2007	ADS	PEA	net loss
	pre-merger	pre-merger	pre-merger	pre-merger	pre-merger	to May 6
	to May 6	to May 6	to May 6	to May 6	to May 6	post-merger
Operating Expenses
Depreciation	2,475	—	—	—	—	2,475
Other operating expenses	939,977	5,349	114,775	(5,349)	(114,775)	939,977

Total operating expenses	942,452	5,349	114,775	(5,349)	(114,775)	942,452

Other Income (Expense)
Interest income	55,217	27,773	—	(27,773)	—	55,217
Other income	—	—	—	—	—	—
Other expense	—	—	(353)	—	353	—

Total other income (expense)	55,217	27,773	(353)	(27,773)	353	55,217

Net loss before minority interest	(887,235)	22,424	(115,128)	(22,424)	115,128	(887,235)
Minority interest	618	—	—	—	—	618

Net Loss	(886,617)	22,424	(115,128)	(22,424)	115,128	(886,617)

Exhibit III
Pacific Asia Petroleum, Inc. and Subsidiaries
(A Development Stage Company)
Balance Sheet
Merger entries — May 7, 2007
(immediately following the closing of the Mergers)

									At merger
		May 7		May 7	May 7			May 7	PAPI
		IMPCO		ADS	ADS		May 7	PEA	and
	IMPCO	Reclassify		Reclassify	Reclassify		PEA	Reclassify	consolidated
	Consolidated	Units to	ADS	Units to	Ret. Earnings	PEA	Issue	Deficit to	subsidiary
	pre-merger	PIC-Other	pre-merger	PIC- Other	to PIC-Other	pre-merger	addl. stock	PIC-Other	companies
Assets
Current Assets	2,643,914	0	15,498,091	0	0	1,096	0	0	18,143,101
Noncurrent Assets	662,190	0	0	0	0	0	0	0	662,190

Total Assets	3,306,104	0	15,498,091	0	0	1,096	0	0	18,805,291

Liabilities
Current Liabilities	104,848	0	20,685	0	0	148,235	0	0	273,768
Minority Interest	397,592	0	0	0	0	0	0	0	397,592

Equity
Common Stock	0	0	0	0	0	468	39,463	0	39,931
Paid-in Capital — Other	0	4,739,534	0	15,456,295	21,112	83,323	-39,463	-230,930	20,029,870
Member Units	5,199,714	-5,199,714	17,001,050	-17,001,050	0	0	0	0	0
PIC — Equity Options	64,747	0	0	0	0	0	0	0	64,747
PIC — Issuance Costs	-459,909	460,180	-1,544,755	1,544,755	0	0	0	0	271
Currency Transl. Adj.	23,460	0	0	0	0	0	0	0	23,460
Ret. Earnings (Deficit)	-2,024,348	0	21,112	0	-21,112	-230,930	0	230,930	-2,024,348

Total Equity	2,803,664	0	15,477,407	0	0	-147,140	0	0	18,133,931

Total Liabilities & Equity	3,306,104	0	15,498,091	0	0	1,096	0	0	18,805,291